Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 352	$ 3,707
Restricted cash		35	64
Short-term investments		40,261
Inventory, net		10,026	11,145
Total current assets		113,257	62,419
Property, plant and equipment, net	[1]	150,697	155,818
Intangible assets, net		126,245	123,903
Land use rights, net		91,599	119,636
Long-term investments		3,407	3,248
Goodwill		2,671	2,621
Other assets		3,037	3,140
Total assets		490,913	470,785
Current liabilities
Loans attributable to related parties		271,121	268,425
Long-term payables, current		96,962	95,160
Total current liabilities		584,084	573,309
Non-current liabilities
Accrued post-employment and termination benefits		67,696	37,434
Other liabilities		5,422	5,528
Total liabilities		657,202	616,271
Commitments and contingencies
Shareholders’ Deficit
Treasury Stock (1,585 ordinary shares as of June 30, 2025 and December 31, 2024)	[2]	(500)	(500)
Additional paid-in capital		211,557	169,129
Statutory reserve		6,656	6,656
Accumulated deficit		(401,178)	(361,130)
Accumulated other comprehensive loss		3,787	6,562
Total shareholders’ deficit		(179,581)	(179,267)
Non-controlling interest		13,292	33,781
Total deficit		(166,289)	(145,486)
Total liabilities and shareholders’ deficit		490,913	470,785
Common Class A [Member]
Shareholders’ Deficit
Ordinary shares, value		92	16
Common Class B [Member]
Shareholders’ Deficit
Ordinary shares, value		5
Nonrelated Party [Member]
Current assets
Accounts and notes receivable, net		82	157
Other current assets		26,151	7,337
Current liabilities
Accounts and notes payable		13,832	14,382
Contract liabilities		2,874	2,804
Accruals and other current liabilities		51,709	51,529
Related Party [Member]
Current assets
Accounts and notes receivable, net		183	114
Amounts due from related parties		35,696	38,665
Other current assets		471	764
Current assets held for sale			466
Current liabilities
Accounts and notes payable		44,175	45,410
Contract liabilities		1,007	961
Accruals and other current liabilities		102,404	94,086
Current liabilities held for sale			$ 552

[1]	The carrying amounts of buildings, molds and tooling, machines and equipment and other logistic equipment pledged by FAW Jilin to secure borrowings were US$45.49 million and US$47.92 million as of June 30, 2025 and December 31, 2024, respectively.
[2]	Par value of ordinary shares, treasury stock and share data have been retrospectively restated to give effect to 1-for-30 reverse stock split that is discussed in Note 1(d).